[Letterhead of Dechert]

November 8, 2002

Via Edgar
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:     Neuberger Berman Advisers Management Trust (File Nos. 2-88566 and 811-4255)

Dear Sir or Madam:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Real Estate Portfolio Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Registrant's Post-Effective Amendment No. 40 to its registration statement on Form N-1A as filed with the Securities and Exchange Commission in electronic format on November 1, 2002 and (ii) the text of the Registrant's most recent registration statement was filed electronically on November 1, 2002.

Sincerely,

/s/ Jeffrey S. Puretz

Jeffrey S. Puretz